Short-Term Bond Fund of America®
Investment portfolio
May 31, 2023
unaudited

Bonds, notes & other debt instruments 93.86% U.S. Treasury bonds & notes 38.65% U.S. Treasury 36.72%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 6/15/2023	USD135,000	$134,745
U.S. Treasury 0.50% 11/30/2023	100,000	97,654
U.S. Treasury 2.625% 12/31/2023	32,097	31,612
U.S. Treasury 2.50% 1/31/2024	77,595	76,210
U.S. Treasury 0.125% 2/15/2024	8,672	8,362
U.S. Treasury 0.25% 3/15/2024	25,000	24,052
U.S. Treasury 2.25% 4/30/2024	50,000	48,648
U.S. Treasury 2.50% 4/30/2024[1]	388,000	378,407
U.S. Treasury 0.25% 5/15/2024	45,000	42,921
U.S. Treasury 2.00% 6/30/2024	50,000	48,357
U.S. Treasury 1.75% 7/31/2024	14,080	13,564
U.S. Treasury 3.00% 7/31/2024	150,000	146,563
U.S. Treasury 3.25% 8/31/2024[1]	711,133	696,438
U.S. Treasury 4.25% 9/30/2024	21,071	20,898
U.S. Treasury 1.50% 11/30/2024	19,500	18,594
U.S. Treasury 1.375% 1/31/2025	27,901	26,459
U.S. Treasury 4.125% 1/31/2025	17,240	17,095
U.S. Treasury 1.75% 3/15/2025	341,000	324,693
U.S. Treasury 0.50% 3/31/2025	30,070	27,977
U.S. Treasury 3.875% 3/31/2025	80,613	79,693
U.S. Treasury 2.625% 4/15/2025	312,100	301,714
U.S. Treasury 3.875% 4/30/2025	15,269	15,105
U.S. Treasury 0.25% 5/31/2025	16,150	14,878
U.S. Treasury 4.25% 5/31/2025	143,157	142,774
U.S. Treasury 2.875% 6/15/2025	300,000	291,211
U.S. Treasury 0.25% 7/31/2025	5,000	4,584
U.S. Treasury 3.50% 9/15/2025	9,155	9,004
U.S. Treasury 3.00% 9/30/2025	16,670	16,210
U.S. Treasury 4.25% 10/15/2025	21,420	21,422
U.S. Treasury 0.25% 10/31/2025	31,140	28,344
U.S. Treasury 3.00% 10/31/2025	49,453	48,093
U.S. Treasury 4.50% 11/15/2025	40,813	41,087
U.S. Treasury 4.00% 12/15/2025	50,000	49,805
U.S. Treasury 3.875% 1/15/2026	261,324	259,525
U.S. Treasury 0.375% 1/31/2026	10,000	9,067
U.S. Treasury 4.00% 2/15/2026	24,459	24,381
U.S. Treasury 0.50% 2/28/2026	24,100	21,869
U.S. Treasury 4.625% 3/15/2026	23,303	23,637
U.S. Treasury 3.75% 4/15/2026	9,000	8,922
U.S. Treasury 0.75% 4/30/2026	24,099	21,931
U.S. Treasury 3.625% 5/15/2026	7,740	7,651
U.S. Treasury 0.75% 5/31/2026	26,200	23,791
U.S. Treasury 4.125% 9/30/2027[1]	305,000	308,058
U.S. Treasury 3.50% 1/31/2028	17,923	17,684
U.S. Treasury 3.625% 3/31/2028	5,342	5,301
Short-Term Bond Fund of America — Page 1 of 25

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 5/31/2028	USD240,358	$239,034
U.S. Treasury 0.625% 5/15/2030[1]	2,000	1,626
U.S. Treasury 1.875% 2/15/2041[1]	1,036	755
U.S. Treasury 1.875% 2/15/2051[1]	708	468
U.S. Treasury 2.875% 5/15/2052[1]	417	345
		4,221,218
U.S. Treasury inflation-protected securities 1.93%
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[2]	11,966	11,677
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[2]	6,355	6,170
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[2]	5,882	5,690
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]	129,804	124,341
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1,2]	69,105	66,654
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[2]	8,375	8,007
		222,539
Total U.S. Treasury bonds & notes		4,443,757
Asset-backed obligations 21.09%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD-LIBOR + 1.04%) 6.29% 10/20/2031[3,4,5]	2,300	2,261
522 Funding CLO, Ltd., Series 2020-6A, Class A1R, (3-month USD-LIBOR + 1.15%) 6.423% 10/23/2034[3,4,5]	3,540	3,455
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[3,4]	1,336	1,336
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[3,4]	22,156	21,406
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,4]	4,741	4,593
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[3,4]	3,374	3,375
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.376% 4/21/2031[3,4,5]	15,803	15,665
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[3,4,5]	8,511	8,517
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[3,4,5]	7,980	7,916
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[3,4,5]	8,845	8,688
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[3,4]	5,953	5,951
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[3,4]	1,465	1,445
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[3,4]	1,641	1,646
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,4]	1,120	1,148
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 5.487% 4/15/2026[3,5]	36,424	36,438
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[3,4]	12,160	11,802
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,4]	4,407	4,244
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,4]	1,521	1,472
American Money Management Corp., Series 2017-21, Class C, (3-month USD-LIBOR + 2.10%) 7.399% 11/2/2030[3,4,5]	1,900	1,802
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[3]	42,283	42,279
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD-LIBOR + 1.05%) 6.323% 1/28/2031[3,4,5]	237	234
Anchorage Capital CLO, Ltd., Series 2019-11, Class AR, (3-month USD LIBOR + 1.14%) 6.413% 7/22/2032[3,4,5]	1,000	981
Apidos CLO, Series 2017-27, Class A1R, (3-month USD-LIBOR + 0.93%) 6.19% 7/17/2030[3,4,5]	969	958
Apidos CLO, Series 2013-15, Class A1RR (3-month USD-LIBOR + 1.01%) 6.26% 4/20/2031[3,4,5]	2,000	1,978
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 6.193% 1/22/2028[3,4,5]	7,454	7,398
Ares CLO, Ltd., Series 2015-35R, Class B, (3-month USD-LIBOR + 1.65%) 6.91% 7/15/2030[3,4,5]	1,010	981
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[3,4]	720	717
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[3,4]	12,750	12,607
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,4]	2,280	2,156
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,4]	1,250	1,169
Short-Term Bond Fund of America — Page 2 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,4]	USD10,786	$9,885
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,4]	5,320	5,404
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[3,4]	6,340	6,323
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[3,4]	22,449	22,514
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[3,4]	5,166	5,145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[3,4]	12,965	12,592
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,4]	6,056	6,021
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]	12,593	12,666
Babson CLO, Ltd., Series 2020-2, Class AR, (3-month USD-LIBOR + 1.01%) 6.27% 10/15/2033[3,4,5]	2,600	2,565
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD-LIBOR + 1.15%) 6.412% 1/18/2035[3,4,5]	1,500	1,468
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 8.205% 4/20/2036[3,4,5]	1,000	1,000
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD-LIBOR + 1.18%) 6.435% 7/25/2034[3,4,5]	1,750	1,709
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 6.779% 4/20/2035[3,4,5]	2,000	1,996
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[3,4,5]	20,462	20,278
Ballyrock CLO, Ltd., Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.971% 4/25/2036[3,4,5]	857	853
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[3,4]	730	714
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,4]	3,516	3,288
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,4]	3,619	3,454
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,4]	650	577
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[3,4]	3,833	3,664
Battalion CLO, Ltd., Series 2018-12, Class A2R, (1-month USD-LIBOR + 1.45%) 6.78% 5/17/2031[3,4,5]	2,700	2,670
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD LIBOR + 1.60%) 6.899% 4/30/2031[3,4,5]	700	683
Birch Grove CLO Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 0% 7/20/2035[3,4,5]	1,975	1,975
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD LIBOR + 1.95%) 7.21% 7/15/2031[3,4,5]	3,200	3,018
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27% 2/25/2025[3]	11,881	11,838
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]	3,516	3,505
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[3]	22,635	22,719
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD-LIBOR + 1.08%) 6.33% 4/20/2031[3,4,5]	250	247
Carlyle Global Market Strategies, CLO, Series 2014-2RA, Class A1, (3-month USD-LIBOR + 1.05%) 6.371% 5/15/2031[3,4,5]	1,547	1,531
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD-LIBOR + 1.05%) 6.342% 7/27/2031[3,4,5]	2,658	2,630
Carlyle Global Market Strategies, CLO, Series 2015-1, Class A1RR, (3-month USD-LIBOR + 1.08%) 6.33% 1/20/2032[3,4,5]	249	246
Carlyle Global Market Strategies, CLO, Series 2012-4A, Class A1R3, (3-month USD-LIBOR + 1.08%) 6.353% 4/22/2032[3,4,5]	2,000	1,973
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[3]	4,404	4,388
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[3]	4,629	4,606
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[3]	18,118	18,050
CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75% 10/15/2027[3]	1,296	1,290
CarMax Auto Owner Trust, Series 2023-1, Class A4, 4.65% 1/16/2029[3]	957	954
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,4]	1,418	1,197
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[3,4,5]	21,277	21,022
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.736% 10/15/2034[3,4,5]	3,000	2,988
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.29% 3/22/2035[3,4,5]	2,000	2,003
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,4]	18,410	16,643
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,4]	12,808	11,207
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,4]	10,785	10,651
Short-Term Bond Fund of America — Page 3 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,4]	USD4,262	$4,209
CIFC Funding, Ltd., CLO, Series 2017-4, Class A1R, (3-month USD-LIBOR + 0.95%) 6.223% 10/24/2030[3,4,5]	1,474	1,459
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD-LIBOR + 1.11%) 6.383% 1/22/2031[3,4,5]	250	248
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD-LIBOR + 1.10%) 6.362% 7/18/2031[3,4,5]	4,600	4,554
CIFC Funding, Ltd., CLO, Series 2014-5, Class A1R2, (3-month USD-LIBOR + 1.20%) 6.46% 10/17/2031[3,4,5]	600	595
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 5.439% 6/9/2025[3,5]	24,200	24,201
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.768% 4/22/2026[3,5]	19,839	19,876
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,4]	3,281	2,889
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,4]	7,081	6,221
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,4]	5,921	5,222
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[3,4]	3,053	2,666
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD-LIBOR + 2.55%) 7.81% 10/15/2029[3,4,5]	539	524
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[3,4]	7,424	7,391
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[3,4]	6,991	6,896
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,4]	3,278	3,247
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[3,4]	12,359	12,345
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[3,4]	16,694	16,668
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,4]	4,663	4,617
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[3,4]	2,879	2,853
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 7/16/2029[3,4]	158	158
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[3,4]	10,100	9,828
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 7.61% 10/15/2031[3,4,5]	1,000	968
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 5.497% 3/15/2026[3,5]	49,404	49,401
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[3]	4,598	4,535
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[3]	937	933
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[3,4]	3,686	3,639
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[3,4]	12,474	12,464
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[3,4]	9,359	9,309
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[3,4]	16,933	16,893
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,4]	6,000	5,838
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,4]	5,316	5,271
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[3,4,5]	6,984	6,932
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD-LIBOR + 1.20%) 6.521% 8/15/2030[3,4,5]	1,793	1,780
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD-LIBOR + 1.01%) 6.331% 5/15/2031[3,4,5]	1,100	1,090
Dryden Senior Loan Fund, CLO, Series 2018-60A, Class A, (3-month USD-LIBOR + 1.05%) 6.31% 7/15/2031[3,4,5]	1,000	990
Dryden Senior Loan Fund, CLO, Series 2020-83, Class A, (3-month USD-LIBOR + 1.22%) 6.482% 1/18/2032[3,4,5]	1,800	1,775
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD-LIBOR + 1.85%) 7.171% 5/15/2032[3,4,5]	1,414	1,362
Dryden Senior Loan Fund, CLO, Series 2016-43, Class AR2, (3-month USD-LIBOR + 1.04%) 6.29% 4/20/2034[3,4,5]	1,250	1,225
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,4]	805	705
Elmwood CLO IV, Ltd., Series 2020-1, Class A, (3-month USD-LIBOR + 1.24%) 6.50% 4/15/2033[3,4,5]	300	296
Elmwood CLO IX, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 1.13%) 6.38% 7/20/2034[3,4,5]	3,000	2,940
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,4]	13,885	13,512
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,4]	5,330	5,230
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,4]	17,345	17,372
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[3]	227	227
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[3,4]	12	12
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[3]	7,007	6,998
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]	3,745	3,740
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[3]	5,048	5,033
Short-Term Bond Fund of America — Page 4 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86% 12/15/2026[3]	USD3,550	$3,505
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[3]	7,301	7,176
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]	4,930	4,905
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]	4,808	4,812
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]	2,330	2,358
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 3/16/2026[3,4]	224	223
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[3]	7,113	7,116
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,4]	8,319	7,534
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[3,4]	1,723	1,537
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[3,4]	20,462	20,453
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19% 6/15/2025[3]	3,149	3,135
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[3]	1,383	1,375
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[3]	821	815
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[3,4]	9,391	9,248
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[3,4]	10,000	9,644
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[3,4]	10,910	10,310
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[3,4]	17,573	17,537
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[3,4]	10,075	10,031
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.025% 4/23/2036[3,4,5]	1,500	1,498
Fortress Credit Opportunities CLO, LLC, Series 2022-17, Class A, (3-month USD CME Term SOFR + 1.37%) 6.356% 1/15/2030[3,4,5]	1,047	1,038
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD-LIBOR + 0.97%) 6.23% 10/15/2030[3,4,5]	2,192	2,167
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,4]	8,644	7,707
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,4]	4,332	3,747
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD-LIBOR + 1.09%) 6.34% 4/20/2032[3,4,5]	1,000	985
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,4]	19,583	17,719
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,4]	14,197	12,813
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,4]	17,066	14,899
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,4]	7,723	6,779
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2/17/2025[3]	4,331	4,318
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 3/18/2025[3]	3,130	3,124
GM Financial Automobile Leasing Trust, Series 2023-1, Class A2A, 5.27% 6/20/2025[3]	14,851	14,794
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]	4,627	4,618
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]	3,605	3,591
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[3,4]	12,000	12,080
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,4]	4,325	4,507
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD-LIBOR + 0.91%) 6.16% 11/20/2030[3,4,5]	1,140	1,129
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[3,4,5]	2,100	2,087
Golub Capital Partners CLO, Ltd., Series 2016-31, Class A2R, (3-month USD-LIBOR + 1.65%) 6.976% 8/5/2030[3,4,5]	1,000	982
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD-LIBOR + 2.00%) 7.255% 1/27/2031[3,4,5]	1,580	1,515
Greywolf CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.29%) 6.358% 4/26/2031[3,4,5]	300	296
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.141% 1/15/2035[3,4,5]	618	626
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD-LIBOR + 1.10%) 7.11% 7/20/2031[3,4,5]	3,606	3,577
Hayfin Kingsland IX, Ltd., CLO, Series 2018-9, Class AR, (3-month USD-LIBOR + 1.15%) 6.423% 4/28/2031[3,4,5]	2,000	1,981
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,4]	30,495	28,477
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,4]	3,660	3,419
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,4]	15,481	14,440
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,4]	26,860	25,807
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,4]	11,000	10,992
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,4]	24,031	21,185
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,4]	3,000	2,838
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[3]	39,312	39,160
Short-Term Bond Fund of America — Page 5 of 25

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[3]	USD5,913	$5,920
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20% 4/15/2025[3,4]	659	656
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A3, 5.05% 1/15/2026[3,4]	8,476	8,427
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A4, 4.94% 11/16/2026[3,4]	535	533
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD-LIBOR + 1.03%) 6.29% 1/15/2031[3,4,5]	575	571
ICG US CLO, Ltd., Series 2014-3A, Class A1RR, (3-month USD-LIBOR + 1.03%) 6.285% 4/25/2031[3,4,5]	823	813
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 6.889% 7/20/2035[3,4,5]	22,919	22,919
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD-LIBOR + 1.18%) 6.44% 1/15/2031[3,4,5]	677	670
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD-LIBOR + 1.14%) 6.006% 3/15/2031[3,4,5]	1,750	1,737
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD-LIBOR + 1.00%) 6.26% 4/15/2031[3,4,5]	1,368	1,355
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD-LIBOR + 1.40%) 6.66% 4/15/2031[3,4,5]	700	678
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 8.768% 10/20/2031[3,4,5]	3,000	3,027
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD-LIBOR + 1.21%) 6.46% 10/20/2034[3,4,5]	735	719
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[3,4]	4,288	4,173
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[3,4]	18,708	18,622
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,4]	7,884	7,802
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,4]	1,799	1,791
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[3,4]	14,515	14,473
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,4]	642	636
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,4]	339	337
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[3,4]	2,505	2,489
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[3,4]	895	889
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[3,4]	1,980	1,965
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD-LIBOR + 1.15%) 6.40% 1/20/2035[3,4,5]	1,837	1,802
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[3,4,5]	15,554	15,413
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2031[3,4,5]	688	682
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD-LIBOR + 1.65%) 6.905% 4/25/2032[3,4,5]	1,200	1,174
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD-LIBOR + 1.15%) 6.415% 4/19/2033[3,4,5]	1,000	987
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[3,4,5]	10,584	10,495
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 7.268% 7/20/2030[3,4,5]	4,508	4,497
MCF CLO, LLC, Series 2018-1, Class A1, (3-month USD-LIBOR + 1.37%) 6.632% 7/18/2030[3,4,5]	1,803	1,788
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[3]	3,222	3,209
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51% 11/15/2027[3]	703	697
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A4, 4.31% 4/16/2029[3]	866	856
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD-LIBOR + 1.07%) 6.32% 4/20/2033[3,4,5]	2,000	1,957
MidOcean Credit CLO, Series 2023-12, Class B, (3-month USD CME Term SOFR + 2.55%) 7.61% 4/18/2034[3,4,5]	500	500
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[3,4]	12,936	12,871
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,6,7]	3,635	3,644
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,6,7]	385	386
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[3,4]	23,801	23,800
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD-LIBOR + 1.25%) 6.50% 10/20/2030[3,4,5]	416	412
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,4]	4,609	4,044
Navient Student Loan Trust, Series 2020-D, Class A, 1.69% 5/15/2069[3,4]	1,304	1,182
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,4]	4,662	4,068
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,4]	9,500	8,285
Short-Term Bond Fund of America — Page 6 of 25

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,4]	USD9,910	$8,467
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,4]	5,304	4,514
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,4]	16,047	13,964
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[3,4]	15,025	13,464
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,4]	12,045	10,854
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,4]	24,215	21,832
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD-LIBOR + 2.00%) 7.273% 4/22/2029[3,4,5]	350	339
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD-LIBOR + 0.93%) 6.192% 10/18/2029[3,4,5]	294	290
Neuberger Berman CLO, Ltd., Series 2018-27A, Class B, (3-month USD-LIBOR + 1.40%) 6.66% 1/15/2030[3,4,5]	2,035	1,985
Neuberger Berman CLO, Ltd., Series 2019-31A, Class AR, (3-month USD-LIBOR + 1.04%) 6.29% 4/20/2031[3,4,5]	325	320
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,4]	51,588	44,597
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD-LIBOR + 2.00%) 7.34% 12/21/2029[3,4,5]	1,150	1,130
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[3,4,5]	5,081	5,023
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[3]	1,192	1,184
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.619% 4/20/2035[3,4,5]	3,000	3,000
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD-LIBOR + 1.85%) 7.10% 10/20/2030[3,4,5]	500	482
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.78% 1/20/2035[3,4,5]	2,400	2,400
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[3,4,5]	2,475	2,454
OCP CLO, Ltd., Series 2020-8RA, Class A1, (3-month USD-LIBOR + 1.22%) 6.48% 1/17/2032[3,4,5]	500	495
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD-LIBOR + 1.00%) 6.211% 4/10/2033[3,4,5]	3,250	3,200
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD-LIBOR + 0.95%) 6.21% 7/15/2029[3,4,5]	237	235
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD-LIBOR + 1.70%) 6.955% 1/25/2031[3,4,5]	700	667
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[3,4]	8,688	8,175
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[3,4]	8,030	7,656
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,4]	8,636	7,844
Option One Mortgage Loan Trust, Series 2005-3, Class M2, (1-month USD-LIBOR + 0.735%) 5.873% 8/25/2035[3,5]	313	312
Palmer Square CLO, Ltd., Series 2018-2, Class A1A, (3-month USD-LIBOR + 1.10%) 6.36% 7/16/2031[3,4,5]	8,000	7,925
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 6.396% 11/25/2028[3,4,5]	14,545	14,473
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[3,4,5]	5,908	5,868
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 6.06% 10/15/2029[3,4,5]	16,298	16,121
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[3,4,5]	4,278	4,161
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.04% 4/15/2030[3,4,5]	5,026	4,972
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[3,4,5]	20,986	20,880
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 6.806% 4/15/2031[3,4,5]	14,719	14,699
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 8.736% 4/15/2031[3,4,5]	4,000	4,016
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.526% 7/24/2031[3,4,5]	10,794	10,749
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD-LIBOR + 1.00%) 6.26% 10/17/2031[3,4,5]	2,849	2,816
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,4]	8,160	7,956
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[3,4]	10,000	10,163
PFS Financing Corp., Series 2023-B, Class A, 4.97% 5/15/2028[3,4]	22,925	23,068
Short-Term Bond Fund of America — Page 7 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.01% 4/20/2036[3,4,5]	USD3,000	$3,008
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[3,4,5]	9,947	9,947
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.075% 1/20/2031[3,4,5]	2,500	2,509
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[3,4]	12,688	12,649
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 6.388% 7/25/2051[3,4,5]	1,031	1,018
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 10/17/2036[3,4]	470	450
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[3,4,5]	22,126	21,878
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD-LIBOR + 1.12%) 6.393% 7/24/2032[3,4,5]	600	591
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD-LIBOR + 1.19%) 6.445% 10/25/2031[3,4,5]	3,000	2,965
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD-LIBOR + 1.10%) 6.36% 10/15/2032[3,4,5]	2,500	2,465
Regatta XX Funding, Ltd., CLO, Series 2021-2, Class A, (3-month USD-LIBOR + 1.16%) 6.42% 10/15/2034[3,4,5]	2,000	1,952
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD-LIBOR + 1.15%) 6.40% 1/20/2035[3,4,5]	550	536
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,4]	11,217	11,001
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD-LIBOR + 1.19%) 6.44% 10/20/2030[3,4,5]	1,335	1,324
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD-LIBOR + 1.10%) 6.479% 5/20/2031[3,4,5]	500	494
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.39% 1/15/2032[3,4,5]	1,947	1,950
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[3]	3,849	3,843
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 3/17/2025[3]	256	256
Santander Drive Auto Receivables Trust, Series 2022-6, Class A2, 4.37% 5/15/2025[3]	360	359
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[3]	1,549	1,545
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[3]	10,891	10,884
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[3]	6,278	6,271
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[3]	9,342	9,311
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[3]	14,355	14,186
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[3]	16,306	16,100
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14% 2/16/2027[3]	10,000	9,857
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]	3,287	3,222
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]	3,008	3,012
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]	5,115	5,020
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]	4,660	4,562
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]	1,521	1,534
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]	8,392	8,313
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]	651	637
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]	4,994	4,906
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]	8,843	8,739
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]	961	991
SMB Private Education Loan Trust, Series 2022-C, Class A1A, 4.48% 5/16/2050[3,4]	1,881	1,822
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,4]	1,929	1,690
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053[3,4]	2,634	2,310
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 6.34% 4/15/2030[3,4,5]	6,633	6,574
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD-LIBOR + 1.15%) 6.412% 4/18/2031[3,4,5]	350	344
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD-LIBOR + 2.25%) 7.512% 4/18/2031[3,4,5]	1,200	1,115
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD-LIBOR + 1.15%) 6.412% 7/18/2031[3,4,5]	7,000	6,882
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,4]	8,343	7,461
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,4]	3,108	2,860
Stratus Static CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.95%) 6.20% 12/29/2029[3,4,5]	2,681	2,653
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 6.798% 7/20/2030[3,4,5]	14,068	14,045
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 6.948% 7/20/2030[3,4,5]	4,937	4,929
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[3,4,5]	10,396	10,403
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 9.048% 10/20/2031[3,4,5]	2,000	2,004
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,4]	14,569	13,384
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[3,4,5]	2,000	1,999
Short-Term Bond Fund of America — Page 8 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 6.085% 10/25/2029[3,4,5]	USD2,129	$2,103
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,4]	4,152	3,693
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 6.082% 1/17/2032[3,4,5]	906	897
Telos CLO, Ltd., Series 2013-4, Class AR, (3-month USD-LIBOR + 1.24%) 6.50% 1/17/2030[3,4,5]	739	733
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A1, 5.102% 4/1/2035[3]	9,732	9,986
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,4]	5,215	4,799
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,4]	3,393	3,017
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[3,4]	4,528	3,892
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,4]	7,667	6,683
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD-LIBOR + 1.47%) 6.72% 4/20/2031[3,4,5]	700	687
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[3,4]	10,000	9,708
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[3,4]	31,492	29,229
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]	13,726	13,632
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A4, 4.42% 8/15/2028[3]	716	710
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[3,4]	17,943	17,842
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD-LIBOR + 1.20%) 6.455% 1/25/2035[3,4,5]	1,000	977
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,4]	14,817	12,929
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[3,4]	4,956	4,239
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 6.14% 4/15/2027[3,5,7]	927	921
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[3,8]	13,850	13,668
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[3,8]	4,000	3,996
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[3]	36,111	36,010
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,8]	6,457	6,290
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[3,8]	28,312	28,075
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[3,4]	5,790	5,724
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD-LIBOR + 1.04%) 6.29% 9/15/2030[3,4,5]	836	828
Voya, Ltd., CLO, Series 2013-1, Class BR, (3-month USD CME Term SOFR + 2.162%) 7.148% 10/15/2030[3,4,5]	320	305
Voya, Ltd., CLO, Series 2015-1, Class A2R, (3-month USD-LIBOR + 1.25%) 6.512% 1/18/2029[3,4,5]	475	466
Voya, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD-LIBOR + 1.06%) 6.32% 4/15/2031[3,4,5]	400	395
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD-LIBOR + 1.85%) 7.11% 7/15/2031[3,4,5]	400	383
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD-LIBOR + 0.89%) 6.14% 7/20/2029[3,4,5]	137	136
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 7.836% 4/15/2034[3,4,5]	900	879
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[3,4]	412	411
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[3,4]	25,000	24,914
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[3,4]	12,409	12,287
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[3,4]	13,211	13,165
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[3,4]	12,560	12,513
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[3,4]	45,000	44,921
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[3,4]	5,000	5,017
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,4]	20,880	20,851
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,4]	1,863	1,879
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,4]	5,459	5,426
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,4]	1,771	1,759
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,4]	686	684
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD-LIBOR + 1.65%) 6.91% 7/15/2030[3,4,5]	250	245
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.262% 10/18/2030[3,4,5]	2,238	2,215
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.571% 4/25/2036[3,4,5]	500	498
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[3]	25,912	25,789
World Omni Auto Receivables Trust, Series 2023-A, Class A2A, 5.18% 7/15/2026[3]	24,000	23,903
World Omni Select Auto Trust, Series 2023-A, Class A2A, 5.92% 3/15/2027[3]	20,000	20,006
		2,424,290
Short-Term Bond Fund of America — Page 9 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 17.25% Federal agency mortgage-backed obligations 8.35%	Principal amount (000)	Value (000)
Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]	USD200	$198
Fannie Mae Pool #555538 4.659% 5/1/2033[3,5]	166	161
Fannie Mae Pool #888521 4.407% 3/1/2034[3,5]	333	337
Fannie Mae Pool #889579 6.00% 5/1/2038[3]	981	1,021
Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]	33	34
Fannie Mae Pool #889983 6.00% 10/1/2038[3]	404	421
Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]	746	753
Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]	4	4
Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]	13	12
Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]	9	9
Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]	5,172	5,043
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.538% 5/25/2024[3,5]	1,961	1,918
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.54% 7/25/2024[3,5]	3,642	3,534
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.563% 11/25/2024[3,5]	1,977	1,906
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,5]	9	8
Freddie Mac Pool #G14740 5.50% 12/1/2024[3]	— [9]	— [9]
Freddie Mac Pool #781228 4.375% 2/1/2034[3,5]	238	232
Freddie Mac Pool #A23893 5.50% 7/1/2034[3]	120	120
Freddie Mac Pool #782818 4.375% 11/1/2034[3,5]	170	171
Freddie Mac Pool #1H2524 4.355% 8/1/2035[3,5]	409	415
Freddie Mac Pool #1L1292 4.505% 1/1/2036[3,5]	312	305
Freddie Mac Pool #G02162 5.50% 5/1/2036[3]	92	95
Freddie Mac Pool #848751 4.314% 6/1/2036[3,5]	98	99
Freddie Mac Pool #848365 4.033% 7/1/2036[3,5]	351	351
Freddie Mac Pool #760014 2.731% 8/1/2045[3,5]	436	419
Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]	71	68
Freddie Mac Pool #QC7001 3.50% 8/1/2051[3]	4	4
Freddie Mac Pool #SD8175 3.50% 10/1/2051[3]	16	14
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[3]	1,931	1,916
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 1/25/2024[3]	1,936	1,912
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 7/25/2024[3]	1,371	1,336
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[3]	821	794
Freddie Mac, Series K045, Class A2, Multi Family, 3.023% 1/25/2025[3]	22,944	22,225
Freddie Mac, Series K730, Class A2, Multi Family, 3.59% 1/25/2025[3,5]	39,036	38,010
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[3]	32,015	31,054
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[3]	28,421	27,314
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[3]	23,099	22,593
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,5]	18,324	17,791
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]	2,716	2,625
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]	2,075	2,007
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]	400	383
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[3]	4,605	4,453
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]	30	28
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,5]	10	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,5]	4,882	4,564
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]	7,291	6,792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,5]	7,201	6,721
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,5]	14	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]	11	10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]	4,087	3,988
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]	5,869	5,569
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]	51	48
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]	1,072	1,015
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]	8,295	7,833
Short-Term Bond Fund of America — Page 10 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]	USD1,652	$1,527
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]	12,105	11,574
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]	1,978	1,885
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[3]	619	574
Government National Mortgage Assn., Series 2018-98, Class A, 3.00% 10/16/2050[3]	2,029	1,945
Government National Mortgage Assn. 5.00% 6/1/2053[3,10]	50,000	49,382
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]	41	41
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]	1,734	1,736
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]	372	372
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]	1,219	1,219
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]	35	35
Government National Mortgage Assn. Pool #714621 5.46% 8/20/2059[3]	120	120
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]	1	1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]	3	3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]	3	3
Government National Mortgage Assn. Pool #725876 4.859% 9/20/2061[3]	— [9]	— [9]
Government National Mortgage Assn. Pool #710085 5.03% 9/20/2061[3]	3	3
Government National Mortgage Assn. Pool #725879 4.885% 10/20/2061[3]	1	1
Government National Mortgage Assn. Pool #AC0975 4.352% 4/20/2063[3]	2	2
Government National Mortgage Assn. Pool #AC1008 4.351% 10/20/2063[3]	1	1
Government National Mortgage Assn. Pool #776094 4.855% 10/20/2063[3]	2	2
Government National Mortgage Assn. Pool #AG8041 4.379% 11/20/2063[3]	7	7
Government National Mortgage Assn. Pool #AG8060 4.426% 12/20/2063[3]	7	7
Government National Mortgage Assn. Pool #AG8069 4.276% 1/20/2064[3]	7	7
Government National Mortgage Assn. Pool #AC1026 4.35% 1/20/2064[3]	2	2
Government National Mortgage Assn. Pool #AG8070 4.378% 1/20/2064[3]	7	7
Government National Mortgage Assn. Pool #AG8081 4.28% 2/20/2064[3]	8	7
Government National Mortgage Assn. Pool #AG8082 4.366% 2/20/2064[3]	7	7
Government National Mortgage Assn. Pool #AG8076 4.94% 2/20/2064[3]	2	2
Government National Mortgage Assn. Pool #767680 4.454% 6/20/2064[3]	18	17
Government National Mortgage Assn. Pool #AG8149 5.13% 6/20/2064[3,5]	116	115
Government National Mortgage Assn. Pool #AO0461 4.63% 8/20/2065[3]	42	42
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.70%) 5.28% 5/20/2062[3,5]	510	509
Government National Mortgage Assn., Series 2012-H20, Class PT, 5.892% 7/20/2062[3,5]	8,885	8,854
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year UST Yield Curve Rate T Note Constant Maturity + 0.60%) 5.18% 3/20/2064[3,5]	3,172	3,163
Uniform Mortgage-Backed Security 3.50% 6/1/2053[3,10]	67,931	62,419
Uniform Mortgage-Backed Security 4.00% 6/1/2053[3,10]	55	52
Uniform Mortgage-Backed Security 4.50% 6/1/2053[3,10]	40,382	39,116
Uniform Mortgage-Backed Security 5.00% 6/1/2053[3,10]	98,440	96,977
Uniform Mortgage-Backed Security 5.50% 6/1/2053[3,10]	19,958	19,947
Uniform Mortgage-Backed Security 6.00% 6/1/2053[3,10]	21,044	21,292
Uniform Mortgage-Backed Security 3.50% 7/1/2053[3,10]	50,569	46,510
Uniform Mortgage-Backed Security 4.50% 7/1/2053[3,10]	22,723	22,022
Uniform Mortgage-Backed Security 5.00% 7/1/2053[3,10]	50,209	49,470
Uniform Mortgage-Backed Security 5.50% 7/1/2053[3,10]	108,907	108,831
Uniform Mortgage-Backed Security 6.00% 7/1/2053[3,10]	64,322	65,071
Uniform Mortgage-Backed Security 6.50% 7/1/2053[3,10]	98,357	100,624
Uniform Mortgage-Backed Security 6.00% 8/1/2053[3,10]	14,939	15,104
		959,263
Short-Term Bond Fund of America — Page 11 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) 5.35%	Principal amount (000)	Value (000)
Argent Securities, Inc., Series 2005-W2, Class M1, 5.873% 10/25/2035[3,5]	USD1,667	$1,621
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,5]	3,406	2,769
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,5]	4,192	3,967
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,5]	493	460
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,5]	3,290	3,089
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,4]	1,724	1,584
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,4,8]	9,819	9,019
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,5]	3,947	3,552
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,5]	8,501	7,680
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,5]	8,439	7,983
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,4]	5,582	4,966
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,4,8]	1,462	1,380
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[3,4,8]	820	795
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,4,8]	7,554	7,370
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,4,8]	3,712	3,351
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,5]	4,210	3,942
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[3,4,5]	2,003	1,937
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[3,4,5]	3,319	3,121
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[3,4,5]	300	277
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[3,4,5]	15,222	14,629
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[3,4,5]	21,726	20,599
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[3,4,5]	3,939	3,815
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,5]	6,100	5,979
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,5]	11,463	10,731
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,5]	1,958	1,781
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[3,4,8]	11,031	11,056
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[3,4]	242	239
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,5]	10,788	9,127
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.538% 1/25/2024[3,5]	1,693	1,723
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (1-month USD-LIBOR + 2.60%) 7.738% 5/25/2024[3,5]	4,381	4,404
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (1-month USD-LIBOR + 4.30%) 9.438% 2/25/2025[3,5]	1,585	1,641
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,4]	4,018	3,614
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[3,4,5]	651	619
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[3,4,5]	1,793	1,538
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[3,4,5]	8,679	8,485
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,4]	14,063	14,430
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.438% 10/25/2027[3,5]	267	271
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.838% 4/25/2028[3,5]	2,565	2,689
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 10.688% 7/25/2028[3,5]	2,095	2,229
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.923% 6/25/2042[3,4,5]	1,624	1,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.123% 9/25/2042[3,4,5]	227	228
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.838% 1/25/2050[3,4,5]	992	988
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,5]	24,132	20,491
Short-Term Bond Fund of America — Page 12 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 1/25/2051[3,4,5]	USD1,571	$1,355
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,4]	6,206	5,493
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,4]	1,100	1,042
Homeward Opportunities Fund Trust, Series 2020-2, Class A2, 2.635% 5/25/2065[3,4,5]	845	827
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[3,4,5]	2,124	1,731
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,4,8]	12,816	13,035
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,4,8]	17,694	17,603
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[3,4,5]	25	22
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[3,4,5]	76	72
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[3,4,5]	20,244	20,217
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[3,4,5]	21,574	21,488
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[3,4,8]	8,154	8,102
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,4,8]	12,757	12,368
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[3,4,5]	2,445	2,301
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,4,8]	7,095	6,672
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.988% 11/25/2055[3,4,5]	27,731	27,395
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[3,4,5]	2,087	1,917
Mill City Mortgage Trust, Series 15-1, Class M2, 3.728% 6/25/2056[3,4,5]	2,580	2,556
Mill City Mortgage Trust, Series 2016-1, Class M1, 3.15% 4/25/2057[3,4,5]	48	48
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,5]	9,000	8,793
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[3,4,5]	354	340
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,5]	4,572	4,306
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[3,4,5]	5,020	4,788
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,5]	275	261
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,5]	583	547
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,5]	245	228
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,5]	2,288	2,171
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,5]	499	478
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,5]	1,065	1,041
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,5]	841	813
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[3,4,5]	1,520	1,419
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,5]	11,706	10,969
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.888% 5/25/2055[3,4,5]	25,739	25,534
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP3, Class 2A1A, 6.038% 6/25/2060[3,4,5]	302	301
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,4,8]	6,161	6,211
Onslow Bay Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[3,4,8]	9,060	9,052
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,5]	10,327	8,645
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[3,4]	20,769	19,767
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[3,4]	3,361	3,143
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,4]	643	592
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,5]	2,934	2,815
Towd Point Mortgage Trust, Series 2016-1, Class B1, 3.993% 2/25/2055[3,4,5]	1,830	1,756
Towd Point Mortgage Trust, Series 2015-1, Class A4, 4.25% 10/25/2053[3,4,5]	1,734	1,732
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,5]	3,948	3,866
Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2/25/2055[3,4,5]	13,164	12,876
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,5]	10,368	10,109
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 5/25/2055[3,4,5]	2,927	2,899
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,5]	2,550	2,421
Towd Point Mortgage Trust, Series 2016-2, Class A2, 3.00% 8/25/2055[3,4,5]	899	884
Towd Point Mortgage Trust, Series 2016-4, Class A2, 3.00% 7/25/2056[3,4,5]	1,153	1,134
Short-Term Bond Fund of America — Page 13 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,5]	USD2,538	$2,393
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[3,4,5]	49	48
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[3,4,5]	2,919	2,875
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,5]	9,145	8,825
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.738% 2/25/2057[3,4,5]	1,366	1,362
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[3,4,5]	40	40
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[3,4,5]	3,000	2,902
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.372% 4/25/2057[3,4,5]	927	894
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,5]	6,818	6,499
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[3,4,5]	3,466	3,294
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,5]	230	224
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,5]	2,300	2,142
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,5]	3,150	3,008
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.243% 11/25/2057[3,4,5]	1,900	1,854
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,5]	1,736	1,685
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,5]	8,001	7,669
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,5]	4,705	4,467
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,5]	2,156	2,094
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,5]	5,893	5,624
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 6.138% 5/25/2058[3,4,5]	1,803	1,797
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[3,4,5]	2,098	1,944
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058[3,4,5]	5,609	5,323
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,4]	3,627	3,190
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.533% 11/25/2060[3,4,5]	5,247	5,141
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,4]	14,464	13,502
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,4]	2,722	2,325
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[3,4]	8,048	7,241
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[3,4,5]	279	269
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,4,8]	4,727	4,724
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[3,4,8]	5,992	5,970
		615,281
Commercial mortgage-backed securities 3.55%
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[3,4]	1,500	1,382
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]	500	478
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[3,4]	5,500	5,135
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.829% 5/15/2039[3,4,5]	4,413	4,369
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.957% 4/15/2037[3,4,5]	1,157	1,124
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.174% 6/15/2027[3,4,5]	4,773	4,754
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.696% 9/15/2034[3,4,5]	25,861	24,952
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.807% 9/15/2036[3,4,5]	18,661	18,058
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.007% 10/15/2036[3,4,5]	7,298	7,068
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.777% 6/15/2038[3,4,5]	3,667	3,556
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.977% 6/15/2038[3,4,5]	1,056	1,021
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.957% 11/15/2038[3,4,5]	21,014	20,391
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.049% 2/15/2039[3,4,5]	10,634	10,337
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 0% 6/15/2040[3,4,5]	9,451	9,435
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,4]	1,000	903
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[3,4,5]	11,721	11,926
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 9/10/2046[3,5]	517	514
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 11/10/2046[3,5]	1,255	1,220
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 3/10/2047[3]	1,000	983
Short-Term Bond Fund of America — Page 14 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]	USD500	$485
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]	5,125	4,874
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[3,4]	1,524	1,335
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3,5]	29,000	28,524
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[3]	731	716
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[3]	12,500	12,121
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838% 9/10/2047[3]	16,310	15,730
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]	1,800	1,733
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]	4,000	3,684
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[3]	1,486	1,438
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[3]	1,055	1,007
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[3,4,5]	369	353
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.187% 7/15/2038[3,4,5]	5,567	5,455
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]	17,022	17,265
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[3,4]	4,125	3,916
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.79% 8/15/2024[3,4,5]	6,206	6,160
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 6.027% 7/15/2025[3,4,5]	1,830	1,804
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 8/10/2046[3]	2,124	2,119
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 11/10/2046[3]	11,890	11,835
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]	11,255	10,875
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]	1,460	1,387
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 6.257% 5/17/2038[3,4,5]	4,500	4,440
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[3]	719	705
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]	2,333	2,167
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,4]	9,132	7,542
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[3]	940	932
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,4]	7,193	6,230
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.908% 4/15/2038[3,4,5]	11,504	11,244
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.151% 8/15/2046[3,5]	2,000	1,990
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 10/15/2046[3,5]	7,963	7,908
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[3]	10,000	9,872
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[3]	128	125
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 8/15/2047[3]	395	385
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]	2,000	1,938
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2/15/2048[3]	1,250	1,193
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]	4,000	3,808
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,5]	1,000	950
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]	395	382
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]	1,260	1,200
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,4]	8,275	7,645
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,4]	7,365	6,487
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.684% 7/15/2036[3,4,5]	8,572	8,281
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.838% 11/15/2038[3,4,5]	5,890	5,699
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.059% 1/15/2039[3,4,5]	16,312	15,846
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,5]	6,749	6,415
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]	5,160	4,784
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 8/15/2050[3]	483	473
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]	2,200	2,137
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 3/15/2045[3,5]	121	105
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 5/15/2045[3]	775	773
Short-Term Bond Fund of America — Page 15 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 12/15/2045[3]	USD85	$80
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.415% 9/15/2046[3]	1,000	993
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[3]	1,580	1,549
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]	581	559
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]	5,807	5,612
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.848% 11/15/2027[3,4,5]	17,286	17,328
		408,199
Total mortgage-backed obligations		1,982,743
Corporate bonds, notes & loans 12.07% Financials 6.88%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,8]	20,000	20,494
American Express Co. 4.90% 2/13/2026	22,528	22,517
American Express Co. 1.65% 11/4/2026	9,000	8,072
Bank of America Corp. 0.523% 6/14/2024 (USD-SOFR + 0.41% on 6/14/2023)[8]	10,000	9,979
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[8]	6,000	5,835
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[8]	10,000	9,378
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]	30,000	29,792
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]	15,000	14,513
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]	8,000	7,918
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[8]	11,225	11,619
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,8]	10,000	9,966
BPCE 1.625% 1/14/2025[4]	6,000	5,629
BPCE 1.00% 1/20/2026[4]	11,000	9,853
BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,8]	10,000	9,996
Chubb INA Holdings, Inc. 3.35% 5/3/2026	1,275	1,244
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]	2,000	1,883
Dexia Credit Local SA 0.50% 7/16/2024[4]	11,000	10,453
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[4,8]	20,000	19,936
Goldman Sachs Group, Inc. 5.70% 11/1/2024	8,000	8,022
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[8]	8,000	7,775
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[8]	4,075	3,644
Guardian Life Global Funding 0.875% 12/10/2025[4]	8,000	7,156
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]	20,000	19,346
JPMorgan Chase & Co. 0.563% 2/16/2025 (USD-SOFR + 0.375% on 2/16/2024)[8]	12,300	11,856
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[8]	12,500	11,767
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[8]	8,000	8,013
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[8]	15,000	14,689
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]	2,000	1,852
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]	13,000	12,939
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[8]	17,000	15,847
Met Tower Global Funding 0.70% 4/5/2024[4]	25,000	24,035
Met Tower Global Funding 1.25% 9/14/2026[4]	20,000	17,710
Metropolitan Life Global Funding I 0.40% 1/7/2024[4]	13,575	13,175
Metropolitan Life Global Funding I 3.60% 1/11/2024[4]	7,007	6,920
Metropolitan Life Global Funding I 5.00% 1/6/2026[4]	10,000	9,967
Metropolitan Life Global Funding I 1.875% 1/11/2027[4]	18,000	16,115
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]	5,600	5,483
Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[8]	22,500	21,776
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[8]	19,129	17,873
Short-Term Bond Fund of America — Page 16 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[8]	USD6,575	$6,557
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]	8,350	8,313
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[8]	19,220	19,172
National Australia Bank, Ltd. 1.388% 1/12/2025[4]	20,000	18,918
National Securities Clearing Corp. 0.40% 12/7/2023[4]	40,000	38,978
Natwest Markets PLC 0.80% 8/12/2024[4]	20,000	18,901
New York Life Global Funding 0.90% 10/29/2024[4]	20,000	18,902
New York Life Global Funding 0.95% 6/24/2025[4]	17,280	15,900
New York Life Global Funding 0.85% 1/15/2026[4]	10,000	8,998
Nordea Bank ABP 3.60% 6/6/2025[4]	15,000	14,472
Northwestern Mutual Global Funding 0.60% 3/25/2024[4]	10,000	9,626
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]	16,215	14,560
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[8]	16,175	16,159
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[8]	5,000	4,939
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[8]	7,295	7,252
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/2023	14,846	14,759
Swedbank AB 0.85% 3/18/2024[4]	20,000	19,260
The Bank of Nova Scotia 1.45% 1/10/2025	2,000	1,877
The Bank of Nova Scotia 4.75% 2/2/2026	8,000	7,949
The Bank of Nova Scotia 1.35% 6/24/2026	2,000	1,787
Toronto-Dominion Bank 0.30% 6/2/2023	5,000	5,000
Toronto-Dominion Bank 1.15% 6/12/2025	7,208	6,645
UBS AG 0.375% 6/1/2023[4]	20,000	20,000
UBS AG 0.70% 8/9/2024[4]	20,000	18,833
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]	8,788	8,557
		791,351
Consumer discretionary 1.23%
Amazon.com, Inc. 0.45% 5/12/2024	9,210	8,797
Amazon.com, Inc. 0.80% 6/3/2025	8,635	8,024
American Honda Finance Corp. 0.65% 9/8/2023	12,000	11,842
American Honda Finance Corp. 3.625% 10/10/2023	8,621	8,557
American Honda Finance Corp. 0.55% 7/12/2024	11,000	10,446
American Honda Finance Corp. 0.75% 8/9/2024	16,000	15,174
BMW US Capital, LLC 0.80% 4/1/2024[4]	5,752	5,537
BMW US Capital, LLC 0.75% 8/12/2024[4]	2,000	1,898
Daimler Trucks Finance North America, LLC (USD-SOFR + 1.00%) 5.05% 4/5/2024[4,5]	20,000	20,005
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[4]	4,569	4,555
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]	3,343	3,346
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]	8,525	7,671
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]	5,550	5,598
Toyota Motor Credit Corp. 0.45% 1/11/2024	18,596	18,053
Toyota Motor Credit Corp. 0.80% 1/9/2026	10,695	9,682
Toyota Motor Credit Corp. 4.45% 5/18/2026	2,500	2,482
		141,667
Health care 0.91%
AstraZeneca Finance, LLC 0.70% 5/28/2024	15,000	14,327
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 5.995% 8/17/2023[5]	11,772	11,769
Bristol-Myers Squibb Co. 2.90% 7/26/2024	9,005	8,795
Elevance Health, Inc. 4.90% 2/8/2026	8,434	8,393
Eli Lilly and Co. 5.00% 2/27/2026	23,000	23,067
Short-Term Bond Fund of America — Page 17 of 25

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	USD4,427	$4,369
Novartis Capital Corp. 2.00% 2/14/2027	3,656	3,382
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	8,000	7,974
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	5,000	5,009
The Cigna Group 1.25% 3/15/2026	2,000	1,809
UnitedHealth Group, Inc. 5.00% 10/15/2024	16,175	16,205
		105,099
Utilities 0.83%
Duke Energy Progress, LLC 3.375% 9/1/2023	11,846	11,762
Entergy Louisiana, LLC 0.95% 10/1/2024	16,000	15,126
Florida Power & Light Company 4.45% 5/15/2026	19,440	19,338
Florida Power & Light Company 5.05% 4/1/2028	6,725	6,879
Florida Power & Light Company 4.40% 5/15/2028	8,000	7,942
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	1,625	1,644
Southern California Edison Co. 1.10% 4/1/2024	6,511	6,275
Southern California Edison Co. 0.975% 8/1/2024	6,375	6,052
Southern California Edison Co. 4.90% 6/1/2026	8,000	7,946
Southern California Edison Co. 5.30% 3/1/2028	12,000	12,227
		95,191
Consumer staples 0.72%
Nestle Holdings, Inc. 0.606% 9/14/2024[4]	20,000	18,891
PepsiCo, Inc. 4.55% 2/13/2026	10,000	10,058
Philip Morris International, Inc. 2.875% 5/1/2024	4,000	3,905
Philip Morris International, Inc. 4.875% 2/13/2026	8,000	7,987
Philip Morris International, Inc. 4.875% 2/15/2028	14,000	13,960
Procter & Gamble Company 0.55% 10/29/2025	7,937	7,256
Procter & Gamble Company 4.10% 1/26/2026	10,000	9,958
Procter & Gamble Company 1.00% 4/23/2026	2,389	2,178
Walmart, Inc. 4.00% 4/15/2026	8,000	7,952
		82,145
Information technology 0.62%
Apple, Inc. 1.125% 5/11/2025	4,352	4,080
Apple, Inc. 0.70% 2/8/2026	14,135	12,857
Apple, Inc. 4.00% 5/10/2028	16,000	15,940
Intel Corp. 4.875% 2/10/2028	5,313	5,354
Intuit, Inc. 0.95% 7/15/2025	2,955	2,717
Microsoft Corp. 2.875% 2/6/2024	20,974	20,686
Salesforce, Inc. 0.625% 7/15/2024	10,000	9,515
		71,149
Materials 0.41%
Air Products and Chemicals, Inc. 1.50% 10/15/2025	3,405	3,165
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	17,000	17,081
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	9,000	9,066
EIDP, Inc. 4.50% 5/15/2026	10,834	10,739
Linde, Inc. 4.70% 12/5/2025	7,000	7,005
		47,056
Short-Term Bond Fund of America — Page 18 of 25

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 0.23%	Principal amount (000)	Value (000)
Eaton Corp. 4.35% 5/18/2028	USD5,367	$5,326
Raytheon Technologies Corp. 5.00% 2/27/2026	6,721	6,769
Siemens Financieringsmaatschappij NV 0.65% 3/11/2024[4]	15,000	14,468
		26,563
Real estate 0.12%
Public Storage (USD-SOFR + 0.47%) 5.271% 4/23/2024[5]	13,770	13,750
Energy 0.07%
Exxon Mobil Corp. 2.019% 8/16/2024	5,125	4,956
Saudi Arabian Oil Co. 1.25% 11/24/2023[4]	640	627
Saudi Arabian Oil Co. 1.625% 11/24/2025[4]	2,690	2,482
		8,065
Communication services 0.05%
SBA Tower Trust 1.631% 11/15/2026[4]	6,741	5,886
Total corporate bonds, notes & loans		1,387,922
Bonds & notes of governments & government agencies outside the U.S. 4.27%
Asian Development Bank 4.125% 9/27/2024	28,093	27,806
Asian Development Bank 0.625% 10/8/2024	12,766	12,067
Asian Development Bank 2.875% 5/6/2025	15,241	14,781
Asian Development Bank 4.25% 1/9/2026	23,529	23,560
Asian Development Bank 1.00% 4/14/2026	19,197	17,572
Asian Development Bank 3.875% 9/28/2032	2,327	2,336
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[4]	48,000	45,419
Caisse d’Amortissement de la Dette Sociale 4.625% 11/2/2025[4]	5,500	5,532
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[4]	16,644	16,529
Canada 2.875% 4/28/2025	7,520	7,303
Canada 0.75% 5/19/2026	10,500	9,525
CPPIB Capital, Inc. 0.875% 9/9/2026[4]	10,154	9,104
Development Bank of Japan, Inc. 1.75% 2/18/2025[4]	14,294	13,549
Development Bank of Japan, Inc. 1.25% 10/20/2026[4]	15,276	13,726
European Bank for Reconstruction & Development 0.50% 5/19/2025	9,500	8,783
European Investment Bank 2.25% 6/24/2024	5,000	4,859
European Investment Bank 0.375% 12/15/2025	6,000	5,411
European Stability Mechanism 0.375% 9/10/2025[4]	5,282	4,832
Inter-American Development Bank 0.50% 9/23/2024	12,577	11,883
Inter-American Development Bank 0.625% 7/15/2025	11,000	10,190
International Bank for Reconstruction and Development 1.625% 1/15/2025	2	2
International Bank for Reconstruction and Development 0.75% 3/11/2025	12,933	12,094
International Development Assn. 0.375% 9/23/2025[4]	10,000	9,149
Japan Bank for International Cooperation 1.75% 10/17/2024	3,594	3,437
Japan Bank for International Cooperation 2.875% 4/14/2025	19,050	18,370
Japan Bank for International Cooperation 4.25% 1/26/2026	19,250	19,135
KfW 1.375% 8/5/2024	6,000	5,757
Kommunalbanken 0.50% 10/21/2024[4]	6,960	6,551
Kommunalbanken 0.375% 9/11/2025[4]	21,046	19,219
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[4]	19,752	19,665
Kommuninvest i Sverige Aktiebolag 0.25% 8/9/2023[4]	15,648	15,499
Kommuninvest i Sverige Aktiebolag 3.25% 1/16/2024[4]	6,000	5,919
Kommuninvest i Sverige Aktiebolag 0.375% 2/16/2024[4]	23,000	22,210
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[4]	3,933	3,840
Short-Term Bond Fund of America — Page 19 of 25

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]	USD11,389	$10,158
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]	8,000	7,593
Quebec (Province of) 0.60% 7/23/2025	6,415	5,915
Saskatchewan (Province of) 3.25% 6/8/2027	9,411	9,085
Swedish Export Credit Corp. 3.625% 9/3/2024	20,783	20,408
Swedish Export Credit Corp. 4.375% 2/13/2026	11,784	11,778
		490,551
Federal agency bonds & notes 0.28%
Fannie Mae 0.375% 8/25/2025[1]	14,603	13,362
Federal Farm Credit Banks 1.125% 1/6/2025	4,977	4,708
Federal Farm Credit Banks 1.75% 2/14/2025	8,290	7,903
Freddie Mac 0.25% 9/8/2023	3,750	3,700
Tennessee Valley Authority 3.875% 3/15/2028	2,274	2,268
		31,941
Municipals 0.25% California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	7,500	6,972
Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	13,725	12,734
New York 0.08%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 3/15/2024 (escrowed to maturity)	9,985	9,618
Total municipals		29,324
Total bonds, notes & other debt instruments (cost: $11,049,786,000)		10,790,528
Short-term securities 12.07% Money market investments 12.07%	Shares
Capital Group Central Cash Fund 5.11%[11,12]	13,881,548	1,388,016
Total short-term securities (cost: $1,388,064,000)		1,388,016
Total investment securities 105.93% (cost: $12,437,850,000)		12,178,544
Other assets less liabilities (5.93)%		(681,767)
Net assets 100.00%		$11,496,777
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 5/31/2023 (000)
30 Day Federal Funds Futures	Long	1,078	May 2023	USD426,495	$(184)
3 Month SOFR Futures	Long	585	September 2023	138,528	49
2 Year U.S. Treasury Note Futures	Long	22,993	September 2023	4,732,606	(7,074)
Short-Term Bond Fund of America — Page 20 of 25

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Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 5/31/2023 (000)
5 Year U.S. Treasury Note Futures	Long	5,664	September 2023	USD617,818	$1,178
10 Year U.S. Treasury Note Futures	Short	2,629	September 2023	(300,938)	(1,512)
10 Year Ultra U.S. Treasury Note Futures	Short	8,241	September 2023	(992,654)	(5,491)
20 Year U.S. Treasury Bond Futures	Long	19	September 2023	2,439	52
30 Year Ultra U.S. Treasury Bond Futures	Long	196	September 2023	26,827	437
					$(12,545)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2023 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 5/31/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.1645%	Annual	SOFR	Annual	1/24/2025	USD1,723	$(10)	$—	$(10)
4.18306%	Annual	SOFR	Annual	1/24/2025	98,147	(572)	—	(572)
4.16253%	Annual	SOFR	Annual	1/24/2025	106,560	(656)	—	(656)
3.2405%	Annual	SOFR	Annual	2/28/2030	22,500	(253)	—	(253)
SOFR	Annual	3.2025%	Annual	1/19/2033	23,000	333	—	333
SOFR	Annual	3.104%	Annual	1/20/2033	23,145	521	—	521
SOFR	Annual	3.16653%	Annual	1/24/2033	23,758	414	—	414
SOFR	Annual	3.18606%	Annual	1/24/2033	21,967	348	—	348
SOFR	Annual	3.138%	Annual	11/17/2048	7,560	144	—	144
						$269	$—	$269
Investments in affiliates12

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 5/31/2023 (000)	Dividend income (000)
Short-term securities 12.07%
Money market investments 12.07%
Capital Group Central Cash Fund 5.11%[11]	$1,411,374	$3,959,244	$3,982,746	$297	$(153)	$1,388,016	$38,185
Short-Term Bond Fund of America — Page 21 of 25

unaudited
Restricted securities7

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,6]	12/6/2022	$3,635	$3,644	.03%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,6]	12/6/2022	385	386	.00 [13]
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 6.14% 4/15/2027[3,5]	10/4/2022	916	921.01
Total		$4,936	$4,951	.04%

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $46,171,000, which represented .40% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,291,642,000, which represented 28.63% of the net assets of the fund.

[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,951,000, which represented .04% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Amount less than one thousand.
[10]	Purchased on a TBA basis.
[11]	Rate represents the seven-day yield at 5/31/2023.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Short-Term Bond Fund of America — Page 22 of 25

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $5,251,944,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $1,144,362,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading.
Short-Term Bond Fund of America — Page 23 of 25

unaudited
Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,443,757	$—	$4,443,757
Asset-backed obligations	—	2,420,260	4,030	2,424,290
Mortgage-backed obligations	—	1,982,743	—	1,982,743
Corporate bonds, notes & loans	—	1,387,922	—	1,387,922
Bonds & notes of governments & government agencies outside the U.S.	—	490,551	—	490,551
Federal agency bonds & notes	—	31,941	—	31,941
Municipals	—	29,324	—	29,324
Short-term securities	1,388,016	—	—	1,388,016
Total	$1,388,016	$10,786,498	$4,030	$12,178,544

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,716	$—	$—	$1,716
Unrealized appreciation on centrally cleared interest rate swaps	—	1,760	—	1,760
Liabilities:
Unrealized depreciation on futures contracts	(14,261)	—	—	(14,261)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,491)	—	(1,491)
Total	$(12,545)	$269	$—	$(12,276)
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Key to abbreviations
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Short-Term Bond Fund of America — Page 24 of 25

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-048-0723O-S96473
Short-Term Bond Fund of America — Page 25 of 25